SUBSEQUENT EVENTS SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)	Aug. 05, 2020	Jul. 02, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations			$ 55,493,000,000	$ 55,528,000,000
Subsidiary borrowings | Unsecured Debt
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations			$ 279,000,000	$ 202,000,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared	0.3325
Annual dividends, per share, declared	$ 1.33
Shares authorized for repurchase (in shares)		74,166,670
Share price (in dollars per share)		$ 12.00
Repurchase amount		$ 890,000,000
Share price (in dollars per share)		$ 12.00
Shares authorized for repurchase (in shares)		74,166,670
Repurchase amount		$ 890,000,000
Entering into significant commitments or contingent liabilities | Subsidiary borrowings | Unsecured Debt
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations	$ 500,000,000